Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Long-term purchase commitment
Commitments and obligations as of December 31, 2017 were as follows:

	By Period
(in thousands)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Purchase obligations	€13,259	€13,259	€—	€—	€—

Schedule of estimated future minimum rental payments under operating leases
The following table presents our estimated future minimum rental payments under operating leases with noncancelable lease terms that expire after December 31, 2017:

Year ending December 31, (in thousands)
2018	€7,461
2019	9,717
2020	8,299
2021	8,120
2022	7,639
2023 and thereafter	32,188
Total	€73,424